Taxes on Income from Continuing Operations (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%
Deferred Tax Assets, Valuation Allowance	$ 0	$ 0
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		$ 2,400,000
Operating Loss Carryforwards, Expiration Dates		2029